Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Credit Derivatives:
Credit derivative, purchased credit protection	¥ 27	¥ 25
Credit derivative, purchased credit protection, notional value	2,079	1,920
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Derivative, net liability position, aggregate fair value	700	800
Collateral already posted, aggregate fair value	221	274
Additional collateral, aggregate fair value	44	67
Assets needed for immediate settlement, aggregate fair value	¥ 122	¥ 129